Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Demerge (Thailand) Co. LTD
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	49.00%	49.00%